TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO
(the “Portfolio”)

TCU SHARES
INVESTOR SHARES

Supplement dated November 2, 2022 to the

Prospectuses each dated December 31, 2021

Effective October 7, 2022, the Portfolio’s primary performance benchmark index changed from the ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs) to the ICE BofAML Two-Year U.S. Treasury Note Index (Including Transaction Costs).

1.	The following changes to the Prospectus for the Portfolio’s Investor Shares are effective immediately:

The Average Annual Total Return Table under the heading “AVERAGE ANNUAL TOTAL RETURN” on p. 16 of the Prospectus is replaced in its entirety with the following:

Average Annual Total Return For the period ended December 31, 2020	1 Year	5 Years	10 Years	Life of Portfolio*
Short Duration Portfolio (Inception 10/9/1992 – TCU Shares)	3.95%	2.13%	1.33%	3.28%
ICE BofAML Two-Year U.S. Treasury Note Index (Including Transaction Costs)(1)	3.03%	1.76%	1.20%	3.42%
ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs)	3.03%	1.76%	1.20%	3.42%
Bloomberg Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	3.14%	1.92%	1.32%	3.57%(2)
*       During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
(1)
The ICE BofAML Two-Year U.S. Treasury Index (Including Transaction Costs) became the Portfolio’s primary performance benchmark effective October 7, 2022, as the Portfolio’s Investment Adviser believes it is more representative of the Portfolio’s performance, which includes transaction costs.  Returns prior to July 1, 2022 are those of the ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs).

(2)	Since November 1, 1992.

2.	The following changes to the Prospectus for the Portfolio’s TCU Shares are effective immediately:

The Average Annual Total Return Table under the heading “AVERAGE ANNUAL TOTAL RETURN” on p. 16 of the Prospectus is replaced in its entirety with the following:

Average Annual Total Return For the period ended December 31, 2020	1 Year	5 Years	10 Years	Life of Portfolio*
Short Duration Portfolio (Inception 10/9/1992)	3.98%	2.16%	1.36%	3.31%
ICE BofAML Two-Year U.S. Treasury Note Index (Including Transaction Costs)(1)	3.03%	1.76%	1.20%	3.42%
ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs)	3.03%	1.76%	1.20%	3.42%
Bloomberg Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	3.14%	1.92%	1.32%	3.57%(2)
*       During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
(1)
The ICE BofAML Two-Year U.S. Treasury Index (Including Transaction Costs) became the Portfolio’s primary performance benchmark effective October 7, 2022, as the Portfolio’s Investment Adviser believes it is more representative of the Portfolio’s performance, which includes transaction costs. Returns prior to July 1, 2022 are those of the ICE BofAML Two-Year U.S. Treasury Note Index (Excluding Transaction Costs).

(2)	Since November 1, 1992.

Please retain this supplement with your Prospectus.